TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 17 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Transactions with related parties

Expenses:

	Year ended December 31,
	2021	2022	2023
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,302	2,968	3,155
Compensation and benefits to directors, including benefit component of equity instrument grants	300	507	587

Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2021	2022	2023
	in USD thousands
Salaries and other short-term employee benefits	1,883	2,298	2,425
Post-employment benefits	136	131	256
Other long-term benefits	35	35	31
Share-based compensation	548	1,011	1,030
	2,602	3,475	3,742